2022 Peer Group Total Shareholder Return (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
2022 Peer Group Total Shareholder Return	$ 235.23	$ 179.25	$ 216.77	$ 130.97